Distribution Date:	08/17/26	Benchmark 2024-V7 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-V7

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	3		Attention: Richard Simpson		richard.simpson@citi.com; ryan.m.oconnor@citi.com

Certificate Interest Reconciliation Detail	4		388 Greenwich Street, 6th Floor | New York, NY 10013 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6				trustadministrationgroup@computershare.com

Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.

Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	K-Star Asset Management LLC
Principal Prepayment Detail	17
			Attention: Lindsey Wright		Lindsey.Wright@KKR.com
Historical Detail	18		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
			Attention: Benchmark 2024-V7 – Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 1	21
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	Computershare Trust Company, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class	KKR CMBS IIII Aggregator Category 2 L.P.
Interest Shortfall Detail - Collateral Level	26	Representative
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163YAA9	5.627410%	1,650,000.00	1,517,959.42	40,002.72	7,118.48	0.00	0.00	47,121.20	1,477,956.70	30.01%	30.00%
A-2	08163YAB7	5.772220%	33,000,000.00	33,000,000.00	0.00	158,736.05	0.00	0.00	158,736.05	33,000,000.00	30.01%	30.00%
A-3	08163YAC5	6.227570%	533,784,000.00	533,784,000.00	0.00	2,770,147.69	0.00	0.00	2,770,147.69	533,784,000.00	30.01%	30.00%
A-S	08163YAD3	6.533040%	86,280,000.00	86,280,000.00	0.00	469,725.58	0.00	0.00	469,725.58	86,280,000.00	19.38%	19.38%
B	08163YAE1	7.079871%	40,602,000.00	40,602,000.00	0.00	239,547.43	0.00	0.00	239,547.43	40,602,000.00	14.38%	14.38%
C	08163YAF8	7.079871%	29,437,000.00	29,437,000.00	0.00	173,675.13	0.00	0.00	173,675.13	29,437,000.00	10.75%	10.75%
D	08163YAH4	4.000000%	18,271,000.00	18,271,000.00	0.00	60,903.33	0.00	0.00	60,903.33	18,271,000.00	8.50%	8.50%
E	08163YAK7	4.000000%	8,121,000.00	8,121,000.00	0.00	27,070.00	0.00	0.00	27,070.00	8,121,000.00	7.50%	7.50%
F-RR	08163YAN1	7.079871%	8,120,000.00	8,120,000.00	0.00	47,907.13	0.00	0.00	47,907.13	8,120,000.00	6.50%	6.50%
G-RR	08163YAQ4	7.079871%	10,151,000.00	10,151,000.00	0.00	59,889.81	0.00	0.00	59,889.81	10,151,000.00	5.25%	5.25%
J-RR	08163YAS0	7.079871%	11,166,000.00	11,166,000.00	0.00	65,878.20	0.00	0.00	65,878.20	11,166,000.00	3.88%	3.88%
K-RR*	08163YAU5	7.079871%	31,467,000.00	31,467,000.00	0.00	185,651.91	0.00	0.00	185,651.91	31,467,000.00	0.00%	0.00%
VRR Interest	08163YBB6	7.079871%	9,841,000.00	9,839,399.83	484.78	58,051.40	0.00	0.00	58,536.18	9,838,915.05	0.00%	0.00%
R	08163YBC4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			821,890,000.00	821,756,359.25	40,487.50	4,324,302.14	0.00	0.00	4,364,789.64	821,715,871.75

X-A	08163YAV3	0.880345%	568,434,000.00	568,301,959.41	0.00	416,918.12	0.00	0.00	416,918.12	568,261,956.70
X-B	08163YAW1	0.546831%	86,280,000.00	86,280,000.00	0.00	39,317.13	0.00	0.00	39,317.13	86,280,000.00
X-D	08163YAY7	3.079871%	26,392,000.00	26,392,000.00	0.00	67,736.62	0.00	0.00	67,736.62	26,392,000.00
Notional SubTotal			681,106,000.00	680,973,959.41	0.00	523,971.87	0.00	0.00	523,971.87	680,933,956.70

Deal Distribution Total					40,487.50	4,848,274.01	0.00	0.00	4,888,761.51

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163YAA9	919.97540606	24.24407273	4.31423030	0.00000000	0.00000000	0.00000000	0.00000000	28.55830303	895.73133333
A-2	08163YAB7	1,000.00000000	0.00000000	4.81018333	0.00000000	0.00000000	0.00000000	0.00000000	4.81018333	1,000.00000000
A-3	08163YAC5	1,000.00000000	0.00000000	5.18964167	0.00000000	0.00000000	0.00000000	0.00000000	5.18964167	1,000.00000000
A-S	08163YAD3	1,000.00000000	0.00000000	5.44420005	0.00000000	0.00000000	0.00000000	0.00000000	5.44420005	1,000.00000000
B	08163YAE1	1,000.00000000	0.00000000	5.89989237	0.00000000	0.00000000	0.00000000	0.00000000	5.89989237	1,000.00000000
C	08163YAF8	1,000.00000000	0.00000000	5.89989231	0.00000000	0.00000000	0.00000000	0.00000000	5.89989231	1,000.00000000
D	08163YAH4	1,000.00000000	0.00000000	3.33333315	0.00000000	0.00000000	0.00000000	0.00000000	3.33333315	1,000.00000000
E	08163YAK7	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F-RR	08163YAN1	1,000.00000000	0.00000000	5.89989286	0.00000000	0.00000000	0.00000000	0.00000000	5.89989286	1,000.00000000
G-RR	08163YAQ4	1,000.00000000	0.00000000	5.89989262	0.00000000	0.00000000	0.00000000	0.00000000	5.89989262	1,000.00000000
J-RR	08163YAS0	1,000.00000000	0.00000000	5.89989253	0.00000000	0.00000000	0.00000000	0.00000000	5.89989253	1,000.00000000
K-RR	08163YAU5	1,000.00000000	0.00000000	5.89989227	0.00000000	0.17289128	0.00000000	0.00000000	5.89989227	1,000.00000000
VRR Interest	08163YBB6	999.83739762	0.04926125	5.89893304	0.00000000	0.00669952	0.00000000	0.00000000	5.94819429	999.78813637
R	08163YBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163YAV3	999.76771166	0.00000000	0.73345036	0.00000000	0.00000000	0.00000000	0.00000000	0.73345036	999.69733813
X-B	08163YAW1	1,000.00000000	0.00000000	0.45569228	0.00000000	0.00000000	0.00000000	0.00000000	0.45569228	1,000.00000000
X-D	08163YAY7	1,000.00000000	0.00000000	2.56655881	0.00000000	0.00000000	0.00000000	0.00000000	2.56655881	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	7,118.48	0.00	7,118.48	0.00	0.00	0.00	7,118.48	0.00
A-2	07/01/26 - 07/30/26	30	0.00	158,736.05	0.00	158,736.05	0.00	0.00	0.00	158,736.05	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,770,147.69	0.00	2,770,147.69	0.00	0.00	0.00	2,770,147.69	0.00
X-A	07/01/26 - 07/30/26	30	0.00	416,918.12	0.00	416,918.12	0.00	0.00	0.00	416,918.12	0.00
A-S	07/01/26 - 07/30/26	30	0.00	469,725.58	0.00	469,725.58	0.00	0.00	0.00	469,725.58	0.00
B	07/01/26 - 07/30/26	30	0.00	239,547.43	0.00	239,547.43	0.00	0.00	0.00	239,547.43	0.00
X-B	07/01/26 - 07/30/26	30	0.00	39,317.13	0.00	39,317.13	0.00	0.00	0.00	39,317.13	0.00
X-D	07/01/26 - 07/30/26	30	0.00	67,736.62	0.00	67,736.62	0.00	0.00	0.00	67,736.62	0.00
C	07/01/26 - 07/30/26	30	0.00	173,675.13	0.00	173,675.13	0.00	0.00	0.00	173,675.13	0.00
D	07/01/26 - 07/30/26	30	0.00	60,903.33	0.00	60,903.33	0.00	0.00	0.00	60,903.33	0.00
E	07/01/26 - 07/30/26	30	0.00	27,070.00	0.00	27,070.00	0.00	0.00	0.00	27,070.00	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	47,907.13	0.00	47,907.13	0.00	0.00	0.00	47,907.13	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	59,889.81	0.00	59,889.81	0.00	0.00	0.00	59,889.81	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	65,878.20	0.00	65,878.20	0.00	0.00	0.00	65,878.20	0.00
K-RR	07/01/26 - 07/30/26	30	5,408.46	185,651.91	0.00	185,651.91	0.00	0.00	0.00	185,651.91	5,440.37
VRR Interest	07/01/26 - 07/30/26	30	65.54	58,051.40	0.00	58,051.40	0.00	0.00	0.00	58,051.40	65.93
Totals			5,474.00	4,848,274.01	0.00	4,848,274.01	0.00	0.00	0.00	4,848,274.01	5,506.30

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	4,888,761.51
VRR Principal Distribution Amount	484.78
Excess Liquidation Proceeds Reserve Account Summary
Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,860,115.33	Master Servicing Fee	1,814.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,116.44
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	353.81
ARD Interest	0.00	Operating Advisor Fee	1,344.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.29
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,860,115.33	Total Fees	11,841.32

Principal		Expenses/Reimbursements
Scheduled Principal	40,487.50	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	40,487.50	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,848,274.01
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	40,487.50
Initial Interest Deposit Amount	0.00	Prepayment Penalties / Yield Maintenance	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,888,761.51
Total Funds Collected	4,900,602.83	Total Funds Distributed	4,900,602.83

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	821,756,359.25	821,756,359.25	Beginning Certificate Balance	821,756,359.25
(-) Scheduled Principal Collections	40,487.50	40,487.50	(-) Principal Distributions	40,487.50
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	821,715,871.75	821,715,871.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	821,845,227.62	821,845,227.62	Ending Certificate Balance	821,715,871.75
Ending Actual Collateral Balance	821,753,445.26	821,753,445.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.08%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$19,999,999 or less	19	194,052,313.63	23.62%	32	6.5302	1.729651	1.49 or less	24	624,715,871.75	76.03%	33	7.0644	1.170682
$20,000,000 to $29,999,999	3	75,700,000.00	9.21%	32	6.4730	1.353935	1.50 to 1.99	4	113,000,000.00	13.75%	32	6.2277	1.883628
$30,000,000 to $39,999,999	5	172,640,000.00	21.01%	32	6.7690	1.244230	2.00 to 2.49	4	54,000,000.00	6.57%	32	6.0800	2.127407
$40,000,000 to $49,999,999	4	174,450,000.00	21.23%	33	7.1274	1.212046	2.50 or greater	2	30,000,000.00	3.65%	29	6.6130	2.580000
$50,000,000.00 or							Totals	34	821,715,871.75	100.00%	32	6.8682	1.383049
	0	0.00	0.00%	0	0.0000	0.000000
$59,999,999
$60,000,000.00 or greater	3	204,873,558.12	24.93%	33	7.1973	1.328100
Totals	34	821,715,871.75	100.00%	32	6.8682	1.383049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	104,636,084.73	12.73%	33	7.4675	1.355367
							Industrial	25	142,404,553.07	17.33%	33	6.4430	1.380489
Florida	3	11,024,654.85	1.34%	33	6.2142	1.439572
							Lodging	2	85,390,000.00	10.39%	32	8.0915	1.317646
Georgia	1	7,690,000.00	0.94%	33	7.8800	1.170000
							Mixed Use	9	106,034,370.00	12.90%	32	6.1863	1.809838
Illinois	2	4,590,534.82	0.56%	32	6.0164	1.860701
							Multi-Family	10	110,717,943.63	13.47%	33	6.6256	1.262854
Indiana	1	4,188,000.00	0.51%	32	6.2460	0.560000
							Office	5	214,919,005.04	26.15%	33	7.3695	1.155487
Kansas	2	2,185,990.89	0.27%	32	5.7440	2.060000
							Retail	3	44,000,000.00	5.35%	30	7.0161	2.131364
Kentucky	1	1,336,135.86	0.16%	32	5.7440	2.060000
							Self Storage	26	118,249,999.99	14.39%	32	6.3692	1.298351
Maryland	1	1,027,097.72	0.12%	32	5.7440	2.060000
							Totals	80	821,715,871.75	100.00%	32	6.8682	1.383049
Michigan	6	77,796,408.94	9.47%	33	6.6028	1.329594

Missouri	2	2,099,642.03	0.26%	32	5.7440	2.060000

Nevada	1	46,000,000.00	5.60%	32	7.9300	1.230000

New Jersey	8	79,180,180.12	9.64%	31	6.4982	1.669239

New York	33	267,671,345.42	32.57%	32	6.3786	1.520790

Ohio	4	57,526,605.24	7.00%	33	7.8398	1.652933

Pennsylvania	2	5,596,250.15	0.68%	33	6.5321	1.483332

South Carolina	4	3,199,454.68	0.39%	32	5.7440	2.060000

Tennessee	1	6,310,000.00	0.77%	33	7.8800	1.170000

Texas	1	1,445,208.27	0.18%	32	5.7440	2.060000

Virginia	3	96,212,278.01	11.71%	33	7.1871	0.781624

Washington, DC	1	42,000,000.00	5.11%	32	6.7970	1.200000

Totals	80	821,715,871.75	100.00%	32	6.8682	1.383049

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	3	40,000,000.00	4.87%	32	5.7440	2.060000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% to 6.4999%	11	257,700,000.00	31.36%	32	6.1942	1.399115	13 months or greater	34	821,715,871.75	100.00%	32	6.8682	1.383049
	6.5000% to 6.9999%	12	216,552,313.63	26.35%	32	6.7116	1.486632	Totals	34	821,715,871.75	100.00%	32	6.8682	1.383049
	7.0000% to 7.4999%	3	68,200,000.00	8.30%	34	7.0828	1.456034
	7.5000% or greater	5	239,263,558.12	29.12%	33	7.8626	1.138018
	Totals	34	821,715,871.75	100.00%	32	6.8682	1.383049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	56 months or less	34	821,715,871.75	100.00%	32	6.8682	1.383049	Interest Only	32	747,890,000.00	91.02%	32	6.8067	1.432708
	57 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 or less	2	73,825,871.75	8.98%	33	7.4911	0.879980
	Totals	34	821,715,871.75	100.00%	32	6.8682	1.383049	Totals	34	821,715,871.75	100.00%	32	6.8682	1.383049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	28,000,000.00	3.41%	33	6.7500	1.281461			No outstanding loans in this group
	12 months or less	33	793,715,871.75	96.59%	32	6.8724	1.386633
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	821,715,871.75	100.00%	32	6.8682	1.383049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30510604	MU	New York	NY	Actual/360	6.070%	339,751.39	0.00	0.00	N/A	04/06/29	--	65,000,000.00	65,000,000.00	08/06/26
1A-4	30510607				Actual/360	6.070%	52,269.44	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	08/06/26
1A-5	30510608				Actual/360	6.070%	26,134.72	0.00	0.00	N/A	04/06/29	--	5,000,000.00	5,000,000.00	08/06/26
2A-1-1	30510647	OF	Arlington	VA	Actual/360	7.530%	453,315.43	37,573.51	0.00	N/A	05/06/29	--	69,911,131.63	69,873,558.12	07/06/26
3A-1	30530306	OF	San Diego	CA	Actual/360	7.912%	476,917.78	0.00	0.00	N/A	05/06/29	--	70,000,000.00	70,000,000.00	08/06/26
4A-2	30510528	SS	Various	NY	Actual/360	6.230%	160,941.67	0.00	0.00	N/A	03/06/29	--	30,000,000.00	30,000,000.00	08/06/26
4A-3	30510529				Actual/360	6.230%	147,529.86	0.00	0.00	N/A	03/06/29	--	27,500,000.00	27,500,000.00	08/06/26
5	30322416	LO	Las Vegas	NV	Actual/360	7.930%	314,116.11	0.00	0.00	N/A	04/06/29	--	46,000,000.00	46,000,000.00	08/06/26
6	30510683	IN	Grand Rapids	MI	Actual/360	7.060%	276,310.75	0.00	0.00	N/A	06/06/29	--	45,450,000.00	45,450,000.00	08/06/26
7A-1	30322417	IN	Various	Various	Actual/360	6.246%	173,456.63	0.00	0.00	N/A	04/06/29	--	32,250,000.00	32,250,000.00	08/06/26
7A-2	30322418				Actual/360	6.246%	57,818.88	0.00	0.00	N/A	04/06/29	--	10,750,000.00	10,750,000.00	08/06/26
8A-1	30510573	OF	Washington	DC	Actual/360	6.797%	245,824.83	0.00	0.00	N/A	04/06/29	--	42,000,000.00	42,000,000.00	08/06/26
9	30510630	MF	Astoria	NY	Actual/360	6.640%	234,428.89	0.00	0.00	N/A	05/06/29	--	41,000,000.00	41,000,000.00	08/06/26
10A-3	30510615	Various Various		Various	Actual/360	5.744%	54,408.44	0.00	0.00	N/A	04/06/29	--	11,000,000.00	11,000,000.00	08/06/26
10A-6	30510618				Actual/360	5.744%	81,612.67	0.00	0.00	N/A	04/06/29	--	16,500,000.00	16,500,000.00	08/06/26
10A-7	30510619				Actual/360	5.744%	61,827.78	0.00	0.00	N/A	04/06/29	--	12,500,000.00	12,500,000.00	08/06/26
11	30510600	LO	Dublin	OH	Actual/360	8.280%	280,850.70	0.00	0.00	N/A	05/06/29	--	39,390,000.00	39,390,000.00	08/06/26
12A-1	30510670	SS	Various	NJ	Actual/360	6.210%	203,205.00	0.00	0.00	N/A	05/06/29	--	38,000,000.00	38,000,000.00	08/06/26
13	30510553	OF	Los Angeles	CA	Actual/360	6.610%	187,834.17	0.00	0.00	N/A	04/06/29	--	33,000,000.00	33,000,000.00	08/06/26
14A-3-C1	30322419	RT	Paramus	NJ	Actual/360	6.613%	85,417.92	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	08/06/26
14A-3-C2	30322420				Actual/360	6.613%	85,417.92	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	08/06/26
15	30510682	MF	Jamaica	NY	Actual/360	6.750%	162,750.00	0.00	0.00	N/A	05/06/29	--	28,000,000.00	28,000,000.00	08/06/26
16	30510597	Various Brooklyn		NY	Actual/360	6.420%	111,672.33	0.00	0.00	N/A	04/06/29	--	20,200,000.00	20,200,000.00	08/06/26
17A-2-B	30510653	IN	Columbus	OH	Actual/360	7.040%	84,871.11	0.00	0.00	N/A	05/05/29	--	14,000,000.00	14,000,000.00	08/05/26
18	30530305	SS	Various	Various	Actual/360	6.810%	82,098.33	0.00	0.00	N/A	05/06/29	--	14,000,000.00	14,000,000.00	08/06/26
19	30510672	RT	Various	Various	Actual/360	7.880%	94,997.78	0.00	0.00	N/A	05/06/29	--	14,000,000.00	14,000,000.00	08/06/26
20A-1-3	30510656	MF	New York	NY	Actual/360	6.130%	52,786.11	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	08/06/26
21	30510569	MF	Astoria	NY	Actual/360	6.760%	52,390.00	0.00	0.00	N/A	04/06/29	--	9,000,000.00	9,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	30322421	MF	Fern Park	FL	Actual/360	6.320%	48,980.00	0.00	0.00	N/A	05/06/29	--	9,000,000.00	9,000,000.00	08/06/26
23	30510566	SS	Hardyston	NJ	Actual/360	7.270%	54,777.43	0.00	0.00	N/A	04/06/29	--	8,750,000.00	8,750,000.00	08/06/26
24	30510603	MU	Brooklyn	NY	Actual/360	6.850%	44,239.58	0.00	0.00	N/A	05/06/29	--	7,500,000.00	7,500,000.00	08/06/26
25	30510598	MF	New York	NY	Actual/360	6.990%	28,892.00	0.00	0.00	N/A	04/06/29	--	4,800,000.00	4,800,000.00	08/06/26
26	30510633	MF	Bronx	NY	Actual/360	6.804%	23,173.68	2,913.99	0.00	N/A	05/06/29	--	3,955,227.62	3,952,313.63	08/06/26
27	30510577	MF	Ridgewood	NY	Actual/360	6.720%	19,096.00	0.00	0.00	N/A	04/06/29	--	3,300,000.00	3,300,000.00	08/06/26
Totals							4,860,115.33	40,487.50	0.00				821,756,359.25	821,715,871.75
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	21,466,533.53	20,052,077.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4	21,466,533.53	20,052,077.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-5	21,466,533.53	20,052,077.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-1	19,947,724.67	12,820,938.84	01/01/26	06/30/26	--	0.00	0.00	490,738.44	490,738.44	0.00	0.00
3A-1	8,195,455.96	2,048,433.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2	12,379,213.40	12,854,060.24	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3	12,379,213.40	12,854,060.24	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,065,434.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,284,160.04	4,358,187.79	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-1	2,321,153.48	426,961.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-2	2,321,153.48	426,961.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-1	3,072,907.93	1,332,482.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,159,242.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-3	28,308,804.61	7,247,685.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-6	28,308,804.61	7,247,685.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-7	28,308,804.61	7,247,685.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,077,404.48	5,285,344.83	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-1	4,391,831.90	4,114,136.27	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,674,881.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-3-C1	85,517,191.01	22,662,585.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-3-C2	85,517,191.01	22,662,585.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,752,447.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-2-B	12,541,293.99	2,742,145.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,253,367.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,534,701.46	1,460,030.97	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-1-3	10,184,366.28	2,454,958.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	933,468.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	770,745.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	678,584.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	651,622.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	488,868.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	402,291.82	444,568.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	269,522.32	291,501.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	438,091,454.19	191,139,232.89				0.00	0.00	490,738.44	490,738.44	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	69,873,558.12	0	0.00	0	0.00	6.868192%	6.851458%	32
07/17/26	1	69,911,131.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.868222%	6.851488%	33
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.868263%	6.851529%	34
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	80,000,000.00	0	0.00	0	0.00	6.868293%	6.851559%	35
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.868293%	6.851559%	36
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.868292%	6.851558%	37
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.868292%	6.851558%	38
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.868292%	6.851558%	39
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.868291%	6.851558%	40
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.868291%	6.851557%	41
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.868291%	6.851557%	42
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.868291%	6.851557%	43
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A-1-1	30510647	07/06/26	0	B	490,738.44	490,738.44	0.00	69,911,131.63
Totals					490,738.44	490,738.44	0.00	69,911,131.63

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		821,715,872	821,715,872	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	821,715,872	821,715,872	0	0	0	0
Jul-26	821,756,359	751,845,228	69,911,132	0	0	0
Jun-26	821,811,871	821,811,871	0	0	0	0
May-26	821,851,744	821,851,744	0	0	0	0
Apr-26	821,855,348	821,855,348	0	0	0	0
Mar-26	821,858,187	821,858,187	0	0	0	0
Feb-26	821,863,248	821,863,248	0	0	0	0
Jan-26	821,866,040	821,866,040	0	0	0	0
Dec-25	821,868,816	821,868,816	0	0	0	0
Nov-25	821,872,324	821,872,324	0	0	0	0
Oct-25	821,875,063	821,875,063	0	0	0	0
Sep-25	821,878,535	821,878,535	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A-1	30510604	0.00	6.07000%	0.00	6.07000%	8	03/26/26	03/26/26	05/06/26
1A-4	30510607	0.00	6.07000%	0.00	6.07000%	8	03/26/26	03/26/26	05/06/26
1A-5	30510608	0.00	6.07000%	0.00	6.07000%	8	03/26/26	03/26/26	05/06/26
2A-1-1	30510647	0.00	7.53000%	0.00	7.53000%	8	05/13/26	05/13/26	07/28/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A-4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A-5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			0.00

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Supplemental Notes
None

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